Leases - statement of profit or loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation charge of rightofuse assets	¥ 45,082,000	¥ 75,519,000	¥ 88,974,000
Interest expenses (included in finance cost)	3,448,000	7,578,000	5,803,000
Total expenses recognised in statement of profit or loss	48,530,000	83,097,000	94,777,000
Cash outflow for leases	67,180,000	79,618,000	97,551,000
Expense recognized in relation to short term leases	¥ 6,258,000	¥ 2,884,000	¥ 1,412,000